Leases - Schedule of Maturity of Contractual Undiscounted Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease
Remainder of 2021	$ 4,117	$ 6,964
2022	8,086	6,642
2023	7,691	6,257
2024	7,188	5,787
2025	6,821	5,588
Thereafter	28,166	24,669
Total undiscounted lease liabilities	62,069	55,907
Interest on lease liabilities	(17,652)	(16,972)
Total present value of minimum lease payments	44,417	38,935
Finance lease liability - current portion	(4,723)	3,877
Finance lease liability	39,694	35,058	$ 17,168
Operating Lease
Remainder of 2021	3,141	5,480
2022	6,191	5,405
2023	6,005	5,276
2024	5,644	4,921
2025	5,597	4,843
Thereafter	18,577	14,225
Total undiscounted lease liabilities	45,155	40,150
Interest on lease liabilities	(12,191)	(10,545)
Total present value of minimum lease payments	32,964	29,605
Operating lease liability - current portion	(3,583)	3,154
Operating lease liability	$ 29,381	$ 26,450	$ 20,601